Summary of Significant Accounting Policies - Summary of Cash Flows of Variable Interest Entities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Net cash generated from operating activities	¥ 122,472	¥ 101,686	¥ 90,663
Net cash (used in)/generated from investing activities	(30,859)	(21,474)	(125,100)
Net cash generated from financing activities	(36,675)	14,642	34,753
Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Net cash generated from operating activities	95,914	139,444	96,270
Net cash (used in)/generated from investing activities	(32,286)	30,548	(89,927)
Net cash generated from financing activities	¥ 68,011	¥ 28,202	¥ 25,269